Other Assets - Summary of Other Assets (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Deposits in brokers			$ 5,576
FTX Trading Ltd
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Percentage of deposit for sale	100.00%
Deposits in brokers	$ 3,454	$ 3,454		$ 5,576